Taxation - Withholding tax (Details)	12 Months Ended
Dec. 31, 2024
Outside of China
Effective Income Tax Rate Reconciliation [Line Items]
Withholding income tax rate	10.00%
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Withholding income tax rate	5.00%
Threshold of shares owned by foreign investors for 5% withholding tax rate (as a percent)	25.00%